Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ 322	$ (1,373)	$ (2,322)
Changes in unrealized gains (losses)	(3,698)	2,905	1,693
Changes in unrealized gains (losses)	125	(194)	(229)
Changes in unrealized gains (losses)	400	(401)	(380)
Changes in unrealized gains (losses)	(3,173)	2,310	1,084
Unrealized gains (losses) on held-to-maturity investment securities transferred to available-for-sale			141
Foreign currency translation adjustment	35	2	26
Reclassification to earnings of realized (gains) losses	104	(42)	20
Applicable income taxes	769	(575)	(322)
Balance at end of period	(1,943)	322	(1,373)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(64)	(65)	(84)
Changes in unrealized gains (losses)
Foreign currency translation adjustment	35	2	26
Applicable income taxes	(8)	(1)	(7)
Balance at end of period	(37)	(64)	(65)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,842)	(1,636)	(1,418)
Changes in unrealized gains (losses)	400	(401)	(380)
Reclassification to earnings of realized (gains) losses	157	125	89
Applicable income taxes	(141)	70	73
Balance at end of period	(1,426)	(1,842)	(1,636)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(189)	(51)	112
Changes in unrealized gains (losses)	125	(194)	(229)
Reclassification to earnings of realized (gains) losses	14	10	11
Applicable income taxes	(35)	46	55
Balance at end of period	(85)	(189)	(51)
Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			14
Transfer of securities from available-for-sale to held-to-maturity	(1,289)
Unrealized gains (losses) on held-to-maturity investment securities transferred to available-for-sale			(9)
Reclassification to earnings of realized (gains) losses	36		(7)
Applicable income taxes	318		2
Balance at end of period	(935)
Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	2,417	379	(946)
Changes in unrealized gains (losses)	(3,698)	2,905	1,693
Transfer of securities from available-for-sale to held-to-maturity	1,289
Unrealized gains (losses) on held-to-maturity investment securities transferred to available-for-sale			150
Reclassification to earnings of realized (gains) losses	(103)	(177)	(73)
Applicable income taxes	635	(690)	(445)
Balance at end of period	$ 540	$ 2,417	$ 379